Derivative financial instruments - Schedule of fair values of derivatives by category (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 838	£ 482
Derivative liabilities	(1,018)	(1,202)
Total	(180)	(720)
Current
Disclosure of detailed information about financial instruments [line items]
Derivative assets	215	113
Derivative liabilities	(268)	(381)
Total	(53)	(268)
Non-current
Disclosure of detailed information about financial instruments [line items]
Derivative assets	623	369
Derivative liabilities	(750)	(821)
Total	(127)	(452)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	717	375
Derivative liabilities	(950)	(1,138)
Total	(233)	(763)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	121	107
Derivative liabilities	(68)	(64)
Total	£ 53	£ 43